SIGNIFICANT ACCOUNTING POLICIES - Foreign currencies (Details) - ExchangeRate	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
USD/EUR
Disclosure Of Conversion Rates [Line Items]
In consolidated statements of financial position	0.8907	0.8737
In consolidated statements of profit or loss and other comprehensive income	0.8943	0.8494
USD/JPY
Disclosure Of Conversion Rates [Line Items]
In consolidated statements of financial position	108.6700	110.3400
In consolidated statements of profit or loss and other comprehensive income	109.0075	110.3275
USD/CAD
Disclosure Of Conversion Rates [Line Items]
In consolidated statements of financial position	1.2962	1.3629
In consolidated statements of profit or loss and other comprehensive income	1.3232	1.2997
USD/RMB
Disclosure Of Conversion Rates [Line Items]
In consolidated statements of financial position	6.9618	6.8755
In consolidated statements of profit or loss and other comprehensive income	6.9014	6.6292
USD/HKD
Disclosure Of Conversion Rates [Line Items]
In consolidated statements of financial position	7.7894	7.8316
In consolidated statements of profit or loss and other comprehensive income	7.8335	7.8377